Loans and advances, net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		¥ 342,604	¥ 1,264,800
Total	$ 57,488	400,218	1,388,634
1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		23,101	77,162
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		5,994	15,440
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		5,197	10,099
91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,354	5,197
121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,380	3,895
151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,768	3,125
181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		11,917	8,916
Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		903	0
Loans receivable | Auto-backed loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		143,019	383,469
Total	21,391	148,916	410,816
Loans receivable | Auto-backed loans | 1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		2,339	15,939
Loans receivable | Auto-backed loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		1,457	3,523
Loans receivable | Auto-backed loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		1,314	3,663
Loans receivable | Auto-backed loans | 91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	578
Loans receivable | Auto-backed loans | 121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		109	0
Loans receivable | Auto-backed loans | 151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		198	496
Loans receivable | Auto-backed loans | 181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		480	3,148
Loans receivable | Auto-backed loans | Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	0
Loans receivable | Other secured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		148,007	324,102
Total	22,097	153,837	336,348
Loans receivable | Other secured loans | 1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,600	7,929
Loans receivable | Other secured loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		1,087	3,168
Loans receivable | Other secured loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		1,143	1,149
Loans receivable | Other secured loans | 91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	0
Loans receivable | Other secured loans | 121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	0
Loans receivable | Other secured loans | 151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	0
Loans receivable | Other secured loans | 181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	0
Loans receivable | Other secured loans | Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		0	0
Loans receivable | Unsecured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		51,578	557,229
Total	14,000	97,465	641,470
Loans receivable | Unsecured loans | 1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		17,162	53,294
Loans receivable | Unsecured loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,450	8,749
Loans receivable | Unsecured loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		2,740	5,287
Loans receivable | Unsecured loans | 91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,354	4,619
Loans receivable | Unsecured loans | 121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,271	3,895
Loans receivable | Unsecured loans | 151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		3,570	2,629
Loans receivable | Unsecured loans | 181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		11,437	5,768
Loans receivable | Unsecured loans | Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due		¥ 903	¥ 0
Acquired non-performing loans | Auto-backed loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total | $	105,215
Acquired non-performing loans | Other secured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total | $	53,003
Acquired non-performing loans | Unsecured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total | $	$ 28,771